Commitments (Details Narrative)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share issued price per shares	$ 0.09
Third Party [Member]
Number of reserve shares of common stock for consulting services | shares	100,000
Share issued price per shares	$ 0.0001